Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Service income	¥ 3,535,275,780	$ 514,184,536	¥ 3,642,183,767	¥ 1,271,455,857
Cost of revenue	2,735,428,296	397,851,546	880,845,857	267,862,006
Sales and marketing	540,550,282	78,619,778	431,749,549	182,457,597
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Service income	0	0	4,551	90,539
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue	58,835,038	8,557,201	114,175,547	41,186,645
Sales and marketing	32,542,281	4,733,078	222,081,862
Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenue	9,265,375	1,347,593	21,435,176	6,150,041
Sales and marketing			16,033,107	36,149,807
Alibaba Cloud Computing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue	30,297,435	4,406,579	23,173,116
Chongqing Alibaba Small Loan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue			3,151,324
Ant Zhixin (Hangzhou) Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenue	1,095,684	159,361
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Cost of revenue	42,900,685	6,239,646	56,746,787
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenue	5,216,614	758,725	2,327,277
Alipay.com Co., Ltd. and Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenue	147,610,831	21,469,105	221,009,227	47,336,686
Sales and marketing	¥ 32,542,281	$ 4,733,078	¥ 238,114,969	¥ 36,149,807